Long-Term Debt (Schedule Of Future Long-Term Debt Maturities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
2012
2013
2014
2015
2016	541,000
Thereafter	300,000
Total debt	$ 841,000	$ 708,000